Earnings per share	12 Months Ended
Jun. 30, 2020
Earning per share [Abstract]
Earnings per share
30.	Earnings per share

(a)	Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year, excluding ordinary shares purchased by the Group and held as treasury shares.

	06.30.20	06.30.19	06.30.18
Loss for the year from continuing operations attributable to equity holders of the parent	(2,368)	(28,334)	(9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent	6,297	1,538	15,598
Profit / (Loss) for the year attributable to equity holders of the parent	3,929	(26,796)	6,106
Weighted average number of ordinary shares outstanding	(499)	489	497
Basic earnings per share	(7.87)	(54.79)	12.29

(b)	Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. As of June 30, 2018, the Group holds treasury shares associated with incentive plans with potentially dilutive effect, therefore, diluted earnings per share is as follows:

06.30.18
Loss for the year from continuing operations attributable to equity holders of the parent	(9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent	15,598
Profit for the year per share attributable to equity holders of the parent	6,106
Weighted average number of ordinary shares outstanding	516
Diluted earnings per share	11.82

Given that the results for the years ended June 30, 2019 and 2017 showed losses, there is no diluted effect of said results.